Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 01, 2025
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE ETF TRUST
CIK	dei_EntityCentralIndexKey	0001919700
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2025
Prospectus Date	rr_ProspectusDate	Jan. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Touchstone International Equity ETF | Touchstone International Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLCI
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMX
Touchstone Sands Capital US Select Growth ETF | Touchstone Sands Capital US Select Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEL